Significant Accounting Policies (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash	$ 25,000	$ 287,611		$ 299,837
Cash Equivalents	0	0		0
FDIC Insured Amount		250,000		250,000
Offering costs		17,212,069		17,212,069
Underwriter Fee		6,090,000		6,090,000
Deferred underwriters' discount		10,657,500		10,657,500
Other offering costs		464,569		464,569
Offering expenses related to warrant issuance	$ 0	$ 0	$ 475,053	$ 475,053
Warrants outstanding		12,333,333		12,333,333
Unrecognized tax benefits		$ 0		$ 0
Unrecognized tax benefits, accrued interest and penalties		0		0
IPO [Member]
Cash		$ 475,053		475,053
Other offering costs				$ 464,569
Warrants or rights issued during the period		6,600,000		6,600,000
Private Placement [Member]
Warrants or rights issued during the period		5,733,333		5,733,333
Class A Common Stock [Member]
Temporary equity shares outstanding	0	33,000,000		33,000,000
US Treasury Securities [Member]
Assets held in trust		$ 332,011,036		$ 330,082,791